Income Tax - Schedule of Reconciliations of PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate (Details) - PRC	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%
Share-based compensations	(1.02%)	(1.11%)
Non-deductible expenses	(0.40%)	(0.13%)
Prior year tax filing adjustment	1.85%	1.50%
Effect of different tax rate of subsidiary operation in other jurisdictions	(0.52%)	(0.77%)
Preferential tax rate	(8.72%)	(8.92%)
Effect of change in tax rate		(7.12%)
Changes in valuation allowance	(16.19%)	(8.45%)
Effective income tax rate	0.00%	0.00%